Segment Information - Schedule of Profitability Information for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment:
Interest income from bank deposits	$ 1,052	$ 669	$ 282
Interest expenses
Injection Molded Plastic Parts [Member]
Segment:
Interest income from bank deposits	584	423	255
Interest expenses
Electronic Products [Member]
Segment:
Interest income from bank deposits	468	246	27
Interest expenses